Consolidated Statement Of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statement Of Income [Abstract]
Service revenues and sales	$ 1,543,388	$ 1,456,282	$ 1,413,329
Cost of services provided and goods sold (excluding depreciation)	1,087,610	1,034,673	1,008,808
Selling, general and administrative expenses	237,821	222,589	215,564
Depreciation	32,369	29,881	27,698
Amortization	1,130	720	1,644
Other operating expenses (Note 21)			26,221
Total costs and expenses	1,358,930	1,287,863	1,279,935
Income from operations	184,458	168,419	133,394
Interest expense	(3,645)	(8,186)	(15,035)
Other income/(expense) - net (Note 10)	(687)	2,521	5,470
Income before income taxes	180,126	162,754	123,829
Income taxes (Note 11)	(69,852)	(63,437)	(46,602)
Net income	$ 110,274	$ 99,317	$ 77,227
Earnings Per Share (Note 15)
Net income	$ 6.54	$ 5.79	$ 4.24
Average number of shares outstanding	16,870	17,165	18,199
Diluted Earnings Per Share (Note 15)
Net income	$ 6.33	$ 5.57	$ 4.16
Average number of shares outstanding	17,422	17,840	18,585